Income Taxes - Deferred tax assets (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Components of Deferred Tax Assets [Abstract]
Net operating loss carryforward	$ 107,979,000	$ 107,979,000	$ 104,301,000
Deferred tax assets, gross	114,881,000	114,881,000	110,417,000
Valuation allowance	(113,276,000)	(113,276,000)	(108,300,000)
Unrecognized tax position	0	0
Accrued interest and penalties	0	0	$ 0
AMCI ACQUISITION CORP. II
Components of Deferred Tax Assets [Abstract]
Start-up/Organization costs	210,307	210,307
Net operating loss carryforward	79,874	79,874
Deferred tax assets, gross	290,181	290,181
Valuation allowance	(290,181)	(290,181)
Domestic | AMCI ACQUISITION CORP. II
Components of Deferred Tax Assets [Abstract]
Net operating loss carryforward	$ 380,351	$ 380,351